Equity (Details) - Schedule of capital transactions shareholders R$ in Thousands	12 Months Ended
Jun. 30, 2021 BRL (R$)
Schedule Of Capital Transactions Shareholders Abstract
Consideration	R$ (165,764)
Net assets acquired	154,733
Effect of reorganization	R$ (11,031)